RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party Transactions [Abstract]
Disclosure of detailed information about about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2023	2022	2021
Management compensation	$720,500	$720,003	$720,923
Share-based expense*	81,233	105,792	104,250
Directors' fees	149,000	163,000	163,000
RSU payment**	12,904	23,000	-
	$963,637	$1,011,795	$988,173